CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 709,647	$ 135,203
Deferred financing costs	0	29,000
Marketable securities	0	4,500
Receivables	38,360	17,030
Prepaid expenses	105,372	14,197
Assets, Current	853,379	199,930
Non-current assets
Exploration and evaluation assets	6,873,183	6,881,645
Deposits	75,889	81,415
Assets, Noncurrent	6,949,072	6,963,060
Total assets	7,802,451	7,162,990
Current liabilities
Accounts payable and accrued liabilities	498,199	246,582
Due to related parties	608,679	637,105
Flow-through share premium liability	107,997	0
Liabilities, Current	1,214,875	883,687
Shareholders' equity
Common Stock, Value	26,930,571	24,891,882
Common Stock, Value	0	85,000
Reserves	4,131,153	3,745,186
Accumulated other comprehensive loss	(38,074)	(38,104)
Deficit	(24,436,074)	(22,404,661)
Equity, Attributable to Parent	6,587,576	6,279,303
Total shareholders' equity and liabilities	$ 7,802,451	$ 7,162,990